Compensation of Key Management and Related Party Payments	12 Months Ended
Dec. 31, 2020
Compensation of Key Management and Related Party Payments
Compensation of Key Management and Related Party Payments

15.Compensation of Key Management and Related Party Payments

During the year ended December 31, 2020, compensation of directors and officers and other key management personnel who have the authority and responsibility for planning, directing and controlling the activities of the Corporation was:

	December 31, 2020	December 31, 2019
Salaries and benefits	$767,053	$753,203
Termination benefits	577,057	—
Share based compensation	410,273	616,104
	$1,754,383	$1,369,307

Termination benefits were paid during December 2020 and relate to the resignation of former President and CEO, Stephen Quin, on December 4, 2020. No additional post-employment benefits, termination benefits, or other long-term benefits were paid to or recorded for key management personnel during the years ended December 31, 2020 and 2019.

At December 31, 2020, the Corporation owed Paulson & Co., Inc. ("Paulson"), a related party, $140,000 related to the reimbursement of expenses they incurred on the requisition of a shareholder meeting in November 2020.